Financial Assets and Financial Liabilities (Details) - Schedule of the Fair Value of the Share Options Were Re-Valued - $ / shares		12 Months Ended
	Nov. 25, 2022	Jun. 30, 2023
Schedule Of The Fair Value Of The Share Options Were Re Valued Abstract
Value date	Nov. 25, 2022	Jun. 30, 2023
Expiry date	Jul. 31, 2023	Jul. 31, 2023
Exercise price	$ 2	$ 2
No. of options	735,000	735,000
Share price at grant date	$ 1.85	$ 1.85
Expected volatility	100.00%	100.00%
Dividend yield	0.00%	0.00%
Risk- free interest rate	3.19%	4.18%
Fair value at grant date per option	$ 0.5565	$ 0.1583